Trade and other receivables -Summary of detailed information about trade and other receivables (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Schedule of Detailed Information About Trade and Other Receivables [Abstract]
Trade receivables	$ 10,947	$ 9,538
Sales tax receivable	407	253
Other receivables	1,076	325
Total	$ 12,430	$ 10,116